Document and Entity Information - USD ($)	12 Months Ended
	May. 02, 2015	May. 31, 2015	Nov. 01, 2014
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	May 02, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Trading Symbol	BKS
Entity Registrant Name	BARNES & NOBLE INC
Entity Central Index Key	0000890491
Current Fiscal Year End Date	--05-02
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		64,077,165
Entity Public Float			$ 1,039,691,891